Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Global Value Fund

Janus Henderson International Value Fund

(each, a “Fund” and together, the “Funds”)

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated June 29, 2020 to

Currently Effective Prospectuses

On June 18, 2020, the Board of Trustees of the Funds approved (1) the MSCI World Value IndexSM as the new secondary benchmark for Janus Henderson Global Value Fund, replacing the MSCI All Country World IndexSM; and (2) the MSCI EAFE® Value Index as the new secondary benchmark for Janus Henderson International Value Fund, replacing the MSCI All Country World ex-U.S. IndexSM. Janus Capital Management LLC, the Funds’ investment adviser, believes that the indices are more appropriate secondary benchmarks in light of each Fund’s value-oriented investment strategy, and each Fund’s limited investments in emerging market equities.

The MSCI World Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

The MSCI EAFE (Europe, Australasia, Far East) Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes.

The benchmark changes will be effective on or about June 30, 2020.

As a result of the above changes, effective on or about June 30, 2020, Janus Henderson Global Value Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the first paragraph in its entirety:

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size that are economically tied to countries throughout the world. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may also invest in U.S. and foreign equity securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectus, Emerging Markets Risk is deleted in its entirety.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Year	10 Year	Since Inception (6/29/01)
Class T Shares
Return Before Taxes	18.14%	5.73%	7.85%	6.60%
Return After Taxes on Distributions	16.18%	4.49%	6.68%	5.69%
Return After Taxes on Distributions and Sale of Fund Shares	11.92%	4.32%	6.23%	5.41%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class A Shares
Return Before Taxes(1)	11.09%	4.36%	7.10%	6.08%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class C Shares
Return Before Taxes(2)	16.09%	4.83%	7.03%	5.69%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class S Shares
Return Before Taxes	15.25%	4.55%	7.13%	6.07%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class I Shares
Return Before Taxes	18.19%	5.85%	7.95%	6.64%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class N Shares
Return Before Taxes	18.19%	5.93%	8.03%	6.70%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
(1)	Calculated assuming maximum permitted sales loads.
(2)	The one-year return is calculated to include the contingent deferred sales charge.

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

The Fund’s primary benchmark index is the MSCI World Index. The MSCI World Index is used to calculate the Fund’s performance fee adjustment. The Fund also compares its performance to the MSCI World Value Index. The indices are described below.

•
The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

•
The MSCI World Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

Effective on or about June 30, 2020, Janus Henderson International Value Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the first paragraph in its entirety:

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size that are economically tied to countries outside of the United States. The Fund normally invests in issuers from several different countries, but under unusual circumstances, may invest in a single country. The Fund may also invest in non-U.S. debt securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectus, Emerging Markets Risk is deleted in its entirety.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Year	Since Inception (4/1/13)
Class I Shares
Return Before Taxes	17.37%	4.51%	4.95%
Return After Taxes on Distributions	16.53%	3.51%	3.97%
Return After Taxes on Distributions and Sale of Fund Shares	11.15%	3.50%	3.85%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class A Shares
Return Before Taxes(1)	10.67%	3.11%	3.85%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class C Shares
Return Before Taxes(2)	16.31%	3.71%	4.08%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class S Shares
Return Before Taxes	17.69%	4.33%	4.70%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class N Shares
Return Before Taxes	17.61%	4.64%	5.05%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class T Shares
Return Before Taxes	17.16%	4.34%	4.77%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
(1)	Calculated assuming maximum permitted sales loads.
(2)	The one-year return is calculated to include the contingent deferred sales charge.

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

The Fund’s primary benchmark index is the MSCI EAFE Index. The Fund also compares its performance to MSCI EAFE Value Index. The indices are described below.

•
The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index designed to measure developed market equity performance. The MSCI EAFE Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.

•
The MSCI EAFE (Europe, Australasia, Far East) Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Value Fund

Janus Henderson International Value Fund

(each, a “Fund” and together, the “Funds”)

Class D Shares

Supplement dated June 29, 2020

to Currently Effective Prospectuses

On June 18, 2020, the Board of Trustees of the Funds approved (1) the MSCI World Value IndexSM as the new secondary benchmark for Janus Henderson Global Value Fund, replacing the MSCI All Country World IndexSM; and (2) the MSCI EAFE® Value Index as the new secondary benchmark for Janus Henderson International Value Fund, replacing the MSCI All Country World ex-U.S. IndexSM. Janus Capital Management LLC, the Funds’ investment adviser, believes that the indices are more appropriate secondary benchmarks in light of each Fund’s value-oriented investment strategy, and each Fund’s limited investments in emerging market equities.

The MSCI World Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

The MSCI EAFE (Europe, Australasia, Far East) Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes.

The benchmark changes will be effective on or about June 30, 2020.

As a result of the above changes, effective on or about June 30, 2020, Janus Henderson Global Value Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the first paragraph in its entirety:

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size that are economically tied to countries throughout the world. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may also invest in U.S. and foreign equity securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectus, Emerging Markets Risk is deleted in its entirety.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table replaces the corresponding table in its entirety:

Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Year	10 Year	Since Inception (6/29/01)
Class D Shares
Return Before Taxes	18.19%	5.78%	7.92%	6.64%
Return After Taxes on Distributions	16.21%	4.52%	6.73%	5.72%
Return After Taxes on Distributions and Sale of Fund Shares	11.96%	4.36%	6.28%	5.44%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

The Fund’s primary benchmark index is the MSCI World Index. The MSCI World Index is used to calculate the Fund’s performance fee adjustment. The Fund also compares its performance to the MSCI World Value Index. The indices are described below.

•
The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

•
The MSCI World Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

Effective on or about June 30, 2020, Janus Henderson International Value Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the first paragraph in its entirety:

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size that are economically tied to countries outside of the United States. The Fund normally invests in issuers from several different countries, but under unusual circumstances, may invest in a single country. The Fund may also invest in non-U.S. debt securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectus, Emerging Markets Risk is deleted in its entirety.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table replaces the corresponding table in its entirety:

Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Year	Since Inception (4/1/13)
Class D Shares
Return Before Taxes	17.47%	4.46%	4.88%
Return After Taxes on Distributions	16.64%	3.48%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	11.21%	3.47%	3.80%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

The Fund’s primary benchmark index is the MSCI EAFE Index. The Fund also compares its performance to MSCI EAFE Value Index. The indices are described below.

•
The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index designed to measure developed market equity performance. The MSCI EAFE Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.

•
The MSCI EAFE (Europe, Australasia, Far East) Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes.

Please retain this Supplement with your records.

Janus Henderson Global Value Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Global Value Fund

(each, a “Fund” and together, the “Funds”)

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated June 29, 2020 to

Currently Effective Prospectuses

On June 18, 2020, the Board of Trustees of the Funds approved (1) the MSCI World Value IndexSM as the new secondary benchmark for Janus Henderson Global Value Fund, replacing the MSCI All Country World IndexSM; and (2) the MSCI EAFE® Value Index as the new secondary benchmark for Janus Henderson International Value Fund, replacing the MSCI All Country World ex-U.S. IndexSM. Janus Capital Management LLC, the Funds’ investment adviser, believes that the indices are more appropriate secondary benchmarks in light of each Fund’s value-oriented investment strategy, and each Fund’s limited investments in emerging market equities.

The MSCI World Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

The benchmark changes will be effective on or about June 30, 2020.

As a result of the above changes, effective on or about June 30, 2020, Janus Henderson Global Value Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the first paragraph in its entirety:

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size that are economically tied to countries throughout the world. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may also invest in U.S. and foreign equity securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectus, Emerging Markets Risk is deleted in its entirety.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Year	10 Year	Since Inception (6/29/01)
Class T Shares
Return Before Taxes	18.14%	5.73%	7.85%	6.60%
Return After Taxes on Distributions	16.18%	4.49%	6.68%	5.69%
Return After Taxes on Distributions and Sale of Fund Shares	11.92%	4.32%	6.23%	5.41%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class A Shares
Return Before Taxes(1)	11.09%	4.36%	7.10%	6.08%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class C Shares
Return Before Taxes(2)	16.09%	4.83%	7.03%	5.69%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class S Shares
Return Before Taxes	15.25%	4.55%	7.13%	6.07%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class I Shares
Return Before Taxes	18.19%	5.85%	7.95%	6.64%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
Class N Shares
Return Before Taxes	18.19%	5.93%	8.03%	6.70%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%
(1)	Calculated assuming maximum permitted sales loads.
(2)	The one-year return is calculated to include the contingent deferred sales charge.

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

The Fund’s primary benchmark index is the MSCI World Index. The MSCI World Index is used to calculate the Fund’s performance fee adjustment. The Fund also compares its performance to the MSCI World Value Index. The indices are described below.

•
The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

•
The MSCI World Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

Please retain this Supplement with your records.

Janus Henderson Global Value Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Global Value Fund

(each, a “Fund” and together, the “Funds”)

Class D Shares

Supplement dated June 29, 2020

to Currently Effective Prospectuses

On June 18, 2020, the Board of Trustees of the Funds approved (1) the MSCI World Value IndexSM as the new secondary benchmark for Janus Henderson Global Value Fund, replacing the MSCI All Country World IndexSM; and (2) the MSCI EAFE® Value Index as the new secondary benchmark for Janus Henderson International Value Fund, replacing the MSCI All Country World ex-U.S. IndexSM. Janus Capital Management LLC, the Funds’ investment adviser, believes that the indices are more appropriate secondary benchmarks in light of each Fund’s value-oriented investment strategy, and each Fund’s limited investments in emerging market equities.

The MSCI World Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

The benchmark changes will be effective on or about June 30, 2020.

As a result of the above changes, effective on or about June 30, 2020, Janus Henderson Global Value Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the first paragraph in its entirety:

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size that are economically tied to countries throughout the world. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may also invest in U.S. and foreign equity securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectus, Emerging Markets Risk is deleted in its entirety.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table replaces the corresponding table in its entirety:

Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Year	10 Year	Since Inception (6/29/01)
Class D Shares
Return Before Taxes	18.19%	5.78%	7.92%	6.64%
Return After Taxes on Distributions	16.21%	4.52%	6.73%	5.72%
Return After Taxes on Distributions and Sale of Fund Shares	11.96%	4.36%	6.28%	5.44%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	27.67%	8.74%	9.47%	6.31%
MSCI World Value IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	21.75%	6.34%	7.81%	5.50%

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

The Fund’s primary benchmark index is the MSCI World Index. The MSCI World Index is used to calculate the Fund’s performance fee adjustment. The Fund also compares its performance to the MSCI World Value Index. The indices are described below.

•
The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

•
The MSCI World Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

Please retain this Supplement with your records.

Janus Henderson International Value Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson International Value Fund

(each, a “Fund” and together, the “Funds”)

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated June 29, 2020 to

Currently Effective Prospectuses

On June 18, 2020, the Board of Trustees of the Funds approved (1) the MSCI World Value IndexSM as the new secondary benchmark for Janus Henderson Global Value Fund, replacing the MSCI All Country World IndexSM; and (2) the MSCI EAFE® Value Index as the new secondary benchmark for Janus Henderson International Value Fund, replacing the MSCI All Country World ex-U.S. IndexSM. Janus Capital Management LLC, the Funds’ investment adviser, believes that the indices are more appropriate secondary benchmarks in light of each Fund’s value-oriented investment strategy, and each Fund’s limited investments in emerging market equities.

The MSCI EAFE (Europe, Australasia, Far East) Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes.

The benchmark changes will be effective on or about June 30, 2020.

Effective on or about June 30, 2020, Janus Henderson International Value Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the first paragraph in its entirety:

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size that are economically tied to countries outside of the United States. The Fund normally invests in issuers from several different countries, but under unusual circumstances, may invest in a single country. The Fund may also invest in non-U.S. debt securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectus, Emerging Markets Risk is deleted in its entirety.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Year	Since Inception (4/1/13)
Class I Shares
Return Before Taxes	17.37%	4.51%	4.95%
Return After Taxes on Distributions	16.53%	3.51%	3.97%
Return After Taxes on Distributions and Sale of Fund Shares	11.15%	3.50%	3.85%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class A Shares
Return Before Taxes(1)	10.67%	3.11%	3.85%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class C Shares
Return Before Taxes(2)	16.31%	3.71%	4.08%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class S Shares
Return Before Taxes	17.69%	4.33%	4.70%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class N Shares
Return Before Taxes	17.61%	4.64%	5.05%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
Class T Shares
Return Before Taxes	17.16%	4.34%	4.77%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%
(1)	Calculated assuming maximum permitted sales loads.
(2)	The one-year return is calculated to include the contingent deferred sales charge.

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

The Fund’s primary benchmark index is the MSCI EAFE Index. The Fund also compares its performance to MSCI EAFE Value Index. The indices are described below.

•
The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index designed to measure developed market equity performance. The MSCI EAFE Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.

•
The MSCI EAFE (Europe, Australasia, Far East) Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes.

Please retain this Supplement with your records.

Janus Henderson International Value Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson International Value Fund

(each, a “Fund” and together, the “Funds”)

Class D Shares

Supplement dated June 29, 2020

to Currently Effective Prospectuses

On June 18, 2020, the Board of Trustees of the Funds approved (1) the MSCI World Value IndexSM as the new secondary benchmark for Janus Henderson Global Value Fund, replacing the MSCI All Country World IndexSM; and (2) the MSCI EAFE® Value Index as the new secondary benchmark for Janus Henderson International Value Fund, replacing the MSCI All Country World ex-U.S. IndexSM. Janus Capital Management LLC, the Funds’ investment adviser, believes that the indices are more appropriate secondary benchmarks in light of each Fund’s value-oriented investment strategy, and each Fund’s limited investments in emerging market equities.

The MSCI EAFE (Europe, Australasia, Far East) Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes.

The benchmark changes will be effective on or about June 30, 2020.

Effective on or about June 30, 2020, Janus Henderson International Value Fund’s prospectuses are revised as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the first paragraph in its entirety:

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size that are economically tied to countries outside of the United States. The Fund normally invests in issuers from several different countries, but under unusual circumstances, may invest in a single country. The Fund may also invest in non-U.S. debt securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectus, Emerging Markets Risk is deleted in its entirety.

3.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table replaces the corresponding table in its entirety:

Average Annual Total Returns (periods ended 12/31/19)
	1 Year	5 Year	Since Inception (4/1/13)
Class D Shares
Return Before Taxes	17.47%	4.46%	4.88%
Return After Taxes on Distributions	16.64%	3.48%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	11.21%	3.47%	3.80%
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.01%	5.67%	5.87%
MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	16.09%	3.54%	4.48%

4.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet points after the table in their entirety:

The Fund’s primary benchmark index is the MSCI EAFE Index. The Fund also compares its performance to MSCI EAFE Value Index. The indices are described below.

•
The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index designed to measure developed market equity performance. The MSCI EAFE Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.

•
The MSCI EAFE (Europe, Australasia, Far East) Value Index reflects the performance of large- and mid-cap equity securities exhibiting value style characteristics across global developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes.

Please retain this Supplement with your records.